Apr. 30, 2021
AZL International Index Fund
AZL® INTERNATIONAL INDEX FUND, CLASS 1 AND CLASS 2
Investment Objective
The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.The MSCI EAFE Index is a market-weighted index composed of common stocks of companies from various economic sectors whose primary trading markets are located outside the United States. The MSCI EAFE Index includes large- and mid‑capitalization companies across developed markets countries around the world, excluding the US and Canada, and may change over time.The Fund does not necessarily invest in all of the securities in the MSCI EAFE Index, or in the same weightings as the securities have in the index. The Fund’s Subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to those of the MSCI EAFE Index as a whole. At February 26, 2021, Japan represented approximately 25% of the MSCI EAFE Index.Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the MSCI EAFE Index is concentrated.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject, any of which may adversely affect the Fund’s net asset value (NAV), yield, total return and ability to achieve its investment objective. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change. • Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably. • Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security. • Foreign Securities Risk – Investing in the securities of non‑U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. • Risks of Investing in Japan – Japan may be subject to political, economic, nuclear, and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, any of which could negatively affect the value of Japanese investments. • European Investment Risk – Investments in certain countries in the European Union (the “EU”) are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member countries to further unify their economic and monetary policies may increase the potential for the downward movement of one member country’s market to cause a similar effect on other member countries’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the EU, such as the recent exit of the United Kingdom (known as “Brexit”), could place its currency and banking system in jeopardy. An exit by other member countries could likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Fund’s investments. • Index Fund Risk – The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance. • Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. • Futures Risk – The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them, and the cost of futures may also be related, in part, to the degree of volatility of the underlying instruments. Accordingly, futures on highly volatile underlying instruments may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. • Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance.Both the bar chart and the table assume reinvestment of dividends and distributions.The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges, which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table (Class 2) Calendar Year Total Return Annual Return %
Highest and Lowest Quarter Returns (for periods shown in the bar chart)Highest (Q4, 2020)15.89%Lowest (Q1, 2020)-22.87%
Average Annual Total Returns